Consolidated Statement of Cash Flows - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Operating activities:
Net cash generated from operating activities before income tax paid	$ 111,250	$ 146,338	$ 105,477
Income tax paid	(7,745)	(10,752)	(3,942)
Net cash generated from operating activities	(103,505)	(135,586)	(101,535)
Investing activities:
Contributions and issuance of capital in associates and joint ventures	0	(88)	(999)
Acquisition and improvements of investment properties	(12,879)	(21,935)	(49,131)
Contributions and issuance of capital in associates and joint ventures pending of subscription	0	(168)	(457)
Proceeds from sales of investment properties	46,437	84,129	208,060
Acquisitions and improvements of property, plant and equipment	(3,327)	(2,946)	(2,682)
Proceeds from sales of property, plant and equipment	10	9,017	33
Acquisitions of intangible assets	(729)	(531)	(520)
Dividends collected from associates and joint ventures	11,295	1,185	28,723
Proceeds from sales of interest held in associates and joint ventures	23,781	0	0
Proceeds from loans granted	0	7	3,630
Proceeds / (payments) from derivative financial instruments	1,432	85	(617)
Acquisitions of investments in financial assets	(380,808)	(134,635)	(183,183)
Proceeds from disposal of investments in financial assets	385,831	162,815	84,107
Interest received from financial assets	10,545	1,305	2,701
Proceeds from loans granted to related parties	1,885	0	0
Increase of loans granted to related parties	(223)	0	0
Net cash generated from investing activities	83,250	98,240	89,665
Financing activities:
Borrowings, issuance and new placement of non-convertible notes	112,952	142,890	73,117
Payment of borrowings and non-convertible notes	(102,065)	(249,731)	(87,510)
Obtaining / (payments) of short term loans, net	38,626	(5,358)	(8,003)
Interests paid	(61,327)	(48,659)	(65,563)
Repurchase of non-convertible notes	(1,150)	(13,914)	(13,825)
Capital contributions from non-controlling interest in subsidiaries	96	0	320
Loans received from associates and joint ventures, net	0	0	193
Payment of borrowings to related parties	0	(104)	(3,853)
Dividends paid	(152,418)	(119,945)	(1,449)
Warrants exercise	1,632	111	33
Payment of lease liabilities	(573)	(212)	(290)
Repurchase of treasury shares	(26,711)	(6,479)	(2,604)
Net cash used in financing activities	(190,938)	(301,401)	(109,434)
Net (decrease) / increase in cash and cash equivalents	(4,183)	(67,575)	81,766
Cash and cash equivalents at the beginning of the year	32,453	102,330	25,364
Inflation adjustment of cash and cash equivalents	(10,872)	(4,440)	(3,191)
Foreign exchange gain / (loss) on cash and cash equivalents and unrealized fair value result for cash equivalents	10,899	2,138	(1,609)
Cash and cash equivalents at end of the year	$ 28,297	$ 32,453	$ 102,330